Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26(a)	$8,281	$8,177,518
Aerospace & Defense — 2.1%
Boeing Co. (The)
2.20%, 02/04/26	25,880	25,211,122
2.25%, 06/15/26	2,475	2,385,765
2.75%, 02/01/26	7,613	7,456,304
3.10%, 05/01/26	3,624	3,543,148
General Dynamics Corp.
1.15%, 06/01/26(a)	3,745	3,590,692
2.13%, 08/15/26	3,470	3,350,017
L3Harris Technologies Inc., 3.85%, 12/15/26	3,210	3,161,615
Lockheed Martin Corp., 3.55%, 01/15/26(a)	7,150	7,093,387
RTX Corp.
2.65%, 11/01/26	3,039	2,945,535
5.00%, 02/27/26	3,085	3,097,882
5.75%, 11/08/26	6,773	6,889,290
		68,724,757
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26(a)	1,896	1,835,817
4.40%, 02/14/26	6,250	6,230,898
Archer-Daniels-Midland Co., 2.50%, 08/11/26	6,021	5,840,847
BAT Capital Corp., 3.22%, 09/06/26	5,506	5,375,351
BAT International Finance PLC, 1.67%, 03/25/26(a)	8,085	7,812,881
Bunge Ltd. Finance Corp., 3.25%, 08/15/26	3,628	3,551,290
Philip Morris International Inc.
0.88%, 05/01/26	3,870	3,700,593
2.75%, 02/25/26	4,320	4,241,968
4.88%, 02/13/26	8,900	8,935,323
		47,524,968
Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	968	941,858
Delta Air Lines Inc., 7.38%, 01/15/26(a)	4,075	4,159,350
Southwest Airlines Co., 3.00%, 11/15/26	1,556	1,509,956
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(a)	1,110	1,096,128
Series 2014-2, Class A, 3.75%, 03/03/28(a)	2,024	1,980,824
		9,688,116
Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26	7,140	6,902,273
Auto Manufacturers — 4.5%
American Honda Finance Corp.
1.30%, 09/09/26	4,038	3,833,517
2.30%, 09/09/26	2,664	2,569,882
4.40%, 10/05/26	2,825	2,816,785
4.75%, 01/12/26(a)	2,530	2,535,700
4.95%, 01/09/26(a)	4,765	4,781,662
5.25%, 07/07/26	5,185	5,230,924
Ford Motor Co., 4.35%, 12/08/26	7,745	7,637,250
Ford Motor Credit Co. LLC
2.70%, 08/10/26	7,721	7,439,088
4.39%, 01/08/26	5,995	5,958,245
4.54%, 08/01/26	3,785	3,747,483
5.13%, 11/05/26	6,140	6,132,762
6.95%, 03/06/26(a)	6,595	6,715,225
Security	Par (000)	Value
Auto Manufacturers (continued)
6.95%, 06/10/26	$4,545	$4,642,399
General Motors Financial Co. Inc.
1.25%, 01/08/26(a)	7,400	7,167,077
1.50%, 06/10/26	6,488	6,208,380
4.00%, 10/06/26	3,715	3,663,560
5.25%, 03/01/26	6,020	6,038,710
5.40%, 04/06/26	8,415	8,469,131
PACCAR Financial Corp.
1.10%, 05/11/26(a)	1,653	1,585,307
4.45%, 03/30/26	2,075	2,074,918
5.05%, 08/10/26	1,895	1,911,227
5.20%, 11/09/26	1,635	1,656,859
Series R, 4.50%, 11/25/26	2,165	2,167,002
Toyota Motor Corp.
1.34%, 03/25/26	4,712	4,551,737
5.28%, 07/13/26	2,235	2,261,925
Toyota Motor Credit Corp.
0.80%, 01/09/26(a)	2,554	2,470,685
1.13%, 06/18/26(a)	4,534	4,335,614
4.45%, 05/18/26	6,671	6,675,491
4.55%, 08/07/26	3,415	3,420,951
4.80%, 01/05/26(a)	4,165	4,180,696
5.00%, 08/14/26(a)	3,010	3,036,848
5.20%, 05/15/26	3,334	3,365,788
5.40%, 11/20/26(a)	4,775	4,852,614
		144,135,442
Auto Parts & Equipment — 0.0%
Magna International Inc., 5.98%, 03/21/26	350	350,080
Banks — 26.7%
Australia & New Zealand Banking Group Ltd./New York, 5.00%, 03/18/26	7,340	7,380,860
Banco Santander SA, 1.85%, 03/25/26(a)	8,293	8,011,633
Bank of America Corp.
3.50%, 04/19/26	12,877	12,718,926
4.25%, 10/22/26	10,381	10,304,468
4.45%, 03/03/26	10,465	10,435,482
6.22%, 09/15/26(a)	2,135	2,185,675
Bank of America NA, 5.53%, 08/18/26	10,305	10,453,294
Bank of Montreal
1.25%, 09/15/26	7,175	6,802,682
5.27%, 12/11/26	6,190	6,260,379
5.30%, 06/05/26	7,245	7,311,817
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26(a)	3,604	3,479,444
1.05%, 10/15/26	2,621	2,473,544
2.45%, 08/17/26	3,985	3,866,527
2.80%, 05/04/26	3,670	3,599,359
Bank of Nova Scotia (The)
1.05%, 03/02/26	5,144	4,956,108
1.30%, 09/15/26	4,778	4,532,405
1.35%, 06/24/26	4,160	3,979,130
2.70%, 08/03/26	6,572	6,389,348
4.75%, 02/02/26	6,750	6,766,760
5.35%, 12/07/26	5,935	6,008,801
Barclays PLC
4.38%, 01/12/26(a)	13,151	13,113,156
5.20%, 05/12/26(a)	11,065	11,084,742
BPCE SA, 3.38%, 12/02/26(a)	3,900	3,814,224
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	4,345	4,151,536

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.62%, 07/17/26(a)	$2,605	$2,639,871
5.93%, 10/02/26	4,635	4,732,149
Citibank NA
4.93%, 08/06/26	7,880	7,919,073
5.44%, 04/30/26	10,435	10,540,329
5.49%, 12/04/26	10,478	10,643,754
Citigroup Inc.
3.20%, 10/21/26(a)	15,495	15,117,506
3.40%, 05/01/26	10,737	10,574,464
3.70%, 01/12/26	9,964	9,889,631
4.30%, 11/20/26	5,182	5,144,527
4.60%, 03/09/26	7,878	7,871,447
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	3,215	3,181,095
Citizens Financial Group Inc., 2.85%, 07/27/26(a)	2,767	2,686,597
Commonwealth Bank of Australia/New York
4.58%, 11/27/26(a)	4,215	4,225,258
5.32%, 03/13/26	4,585	4,626,430
Cooperatieve Rabobank UA, 3.75%, 07/21/26(a)	7,295	7,165,391
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	1,770	1,766,357
4.85%, 01/09/26	4,330	4,346,998
5.50%, 10/05/26	5,305	5,391,399
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,930	1,919,129
Deutsche Bank AG/New York
1.69%, 03/19/26(a)	5,215	5,048,342
4.10%, 01/13/26(a)	1,990	1,979,007
Discover Bank
3.45%, 07/27/26	5,380	5,272,049
4.25%, 03/13/26	2,420	2,404,157
Fifth Third Bank NA, 3.85%, 03/15/26	4,298	4,248,123
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26(a)	14,615	14,330,564
3.75%, 02/25/26(a)	9,686	9,615,315
HSBC Holdings PLC
3.90%, 05/25/26(a)	8,365	8,293,998
4.30%, 03/08/26(a)	9,370	9,338,848
JPMorgan Chase & Co.
2.95%, 10/01/26	15,692	15,314,990
3.20%, 06/15/26	8,754	8,611,653
3.30%, 04/01/26(a)	12,920	12,760,133
4.13%, 12/15/26	10,363	10,276,423
7.63%, 10/15/26(a)	2,572	2,699,325
JPMorgan Chase Bank NA, 5.11%, 12/08/26	14,445	14,592,719
KeyBank NA, 4.70%, 01/26/26(a)	3,200	3,199,756
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	3,405	3,339,109
Lloyds Banking Group PLC, 4.65%, 03/24/26	8,459	8,423,957
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	8,010	8,010,496
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26(a)	5,615	5,448,220
3.85%, 03/01/26	12,970	12,863,874
Mizuho Financial Group Inc., 2.84%, 09/13/26	6,075	5,909,403
Morgan Stanley
3.13%, 07/27/26	15,777	15,450,164
3.88%, 01/27/26	15,168	15,080,411
4.35%, 09/08/26	11,770	11,689,498
6.25%, 08/09/26(a)	3,678	3,764,608
Morgan Stanley Bank NA
4.75%, 04/21/26	7,675	7,691,463
5.88%, 10/30/26	8,293	8,466,592
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	$6,935	$6,744,727
3.38%, 01/14/26(a)	4,327	4,286,050
4.97%, 01/12/26(a)	5,720	5,749,637
NatWest Group PLC, 4.80%, 04/05/26(a)	8,670	8,676,306
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	3,960	3,760,675
2.60%, 07/23/26	5,826	5,658,366
Royal Bank of Canada
0.88%, 01/20/26(a)	6,165	5,959,553
1.15%, 07/14/26	3,820	3,645,254
1.20%, 04/27/26	8,780	8,437,282
1.40%, 11/02/26	4,755	4,503,039
4.65%, 01/27/26(a)	7,794	7,788,728
4.88%, 01/12/26(a)	5,265	5,284,087
5.20%, 07/20/26	5,575	5,632,027
Santander Holdings USA Inc., 3.24%, 10/05/26(a)	5,395	5,248,087
State Street Bank & Trust Co., 4.59%, 11/25/26	3,375	3,381,232
State Street Corp.
2.65%, 05/19/26(a)	4,351	4,256,510
5.27%, 08/03/26	6,885	6,955,245
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	5,154	4,986,119
1.40%, 09/17/26	10,157	9,642,006
2.63%, 07/14/26(a)	11,560	11,234,862
3.01%, 10/19/26	6,767	6,585,492
3.78%, 03/09/26	7,393	7,329,494
5.46%, 01/13/26	9,500	9,581,372
5.88%, 07/13/26	4,235	4,306,894
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	6,193	5,987,003
1.20%, 06/03/26	6,500	6,216,372
1.25%, 09/10/26	7,048	6,687,333
5.10%, 01/09/26(a)	3,408	3,426,029
5.26%, 12/11/26	2,865	2,896,541
5.53%, 07/17/26	9,093	9,206,592
Truist Bank
3.30%, 05/15/26	4,210	4,128,839
3.80%, 10/30/26	4,718	4,637,491
U.S. Bancorp
3.10%, 04/27/26	5,744	5,633,996
Series V, 2.38%, 07/22/26	7,570	7,339,345
UBS AG/London, 1.25%, 06/01/26	5,290	5,068,164
UBS AG/Stamford CT, 1.25%, 08/07/26(a)	8,500	8,087,678
UBS Group AG, 4.55%, 04/17/26	10,551	10,533,700
Wachovia Corp., 7.57%, 08/01/26(a)(b)	1,180	1,224,259
Wells Fargo & Co.
3.00%, 04/22/26	18,016	17,675,392
3.00%, 10/23/26	18,222	17,719,070
4.10%, 06/03/26	12,281	12,173,609
Wells Fargo Bank NA
4.81%, 01/15/26	8,570	8,600,623
5.25%, 12/11/26	12,135	12,295,778
5.45%, 08/07/26	11,039	11,174,732
Westpac Banking Corp.
1.15%, 06/03/26	7,140	6,837,037
2.70%, 08/19/26(a)	5,302	5,165,175
2.85%, 05/13/26	8,086	7,933,787
4.60%, 10/20/26	3,600	3,608,710
5.20%, 04/16/26	3,745	3,779,731
		852,254,932

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26(a)	$6,675	$6,622,018
Constellation Brands Inc.
3.70%, 12/06/26(a)	3,492	3,430,926
5.00%, 02/02/26	2,628	2,627,051
Diageo Capital PLC, 5.38%, 10/05/26(a)	3,630	3,679,111
Keurig Dr Pepper Inc., 2.55%, 09/15/26	2,318	2,243,803
Molson Coors Beverage Co., 3.00%, 07/15/26	9,656	9,427,435
PepsiCo Inc.
2.38%, 10/06/26	4,767	4,611,485
2.85%, 02/24/26	4,121	4,057,408
4.55%, 02/13/26	2,040	2,043,551
5.13%, 11/10/26	3,375	3,417,609
		42,160,397
Biotechnology — 0.8%
Amgen Inc.
2.60%, 08/19/26	7,927	7,693,057
5.51%, 03/02/26	2,795	2,795,233
Gilead Sciences Inc., 3.65%, 03/01/26	13,166	13,051,504
Illumina Inc., 4.65%, 09/09/26(a)	2,540	2,532,443
		26,072,237
Building Materials — 0.2%
Johnson Controls International PLC, 3.90%, 02/14/26	2,627	2,605,537
Owens Corning, 3.40%, 08/15/26	2,397	2,349,029
Trane Technologies Financing Ltd., 3.50%, 03/21/26	2,332	2,305,727
		7,260,293
Chemicals — 1.0%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26	2,030	1,916,500
Ecolab Inc., 2.70%, 11/01/26	3,849	3,735,535
EIDP Inc., 4.50%, 05/15/26	4,005	4,001,457
FMC Corp.
3.20%, 10/01/26	2,572	2,502,607
5.15%, 05/18/26	2,935	2,945,755
Linde Inc./CT, 3.20%, 01/30/26(a)	4,221	4,175,279
Nutrien Ltd., 4.00%, 12/15/26	2,096	2,068,147
PPG Industries Inc., 1.20%, 03/15/26	3,770	3,629,874
Sherwin-Williams Co. (The), 3.95%, 01/15/26	1,885	1,874,005
Westlake Corp., 3.60%, 08/15/26	3,973	3,900,831
		30,749,990
Commercial Services — 0.6%
Global Payments Inc.
1.20%, 03/01/26	6,130	5,895,097
4.80%, 04/01/26	4,484	4,480,082
GXO Logistics Inc., 1.65%, 07/15/26	2,328	2,220,735
PayPal Holdings Inc., 2.65%, 10/01/26	7,360	7,134,889
		19,730,803
Computers — 3.8%
Apple Inc.
0.70%, 02/08/26	9,868	9,518,420
2.05%, 09/11/26	8,824	8,511,786
2.45%, 08/04/26(a)	10,042	9,762,207
3.25%, 02/23/26	14,739	14,584,195
CGI Inc., 1.45%, 09/14/26	3,074	2,918,643
Dell International LLC/EMC Corp.
4.90%, 10/01/26	8,971	8,984,458
6.02%, 06/15/26(a)	12,627	12,801,688
DXC Technology Co., 1.80%, 09/15/26	3,205	3,043,436
Fortinet Inc., 1.00%, 03/15/26	2,465	2,368,881
Security	Par (000)	Value
Computers (continued)
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26	$1,773	$1,706,508
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	4,574	4,422,806
4.45%, 09/25/26	6,360	6,334,145
HP Inc., 1.45%, 06/17/26	2,425	2,319,707
IBM International Capital Pte Ltd., 4.70%, 02/05/26(a)	3,525	3,529,550
International Business Machines Corp.
3.30%, 05/15/26	15,525	15,274,862
3.45%, 02/19/26(a)	7,345	7,263,538
4.50%, 02/06/26(a)	3,135	3,133,119
Kyndryl Holdings Inc., 2.05%, 10/15/26	3,535	3,371,478
		119,849,427
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 4.80%, 03/02/26	2,350	2,361,992
Conopco Inc., Series E, 7.25%, 12/15/26	1,224	1,283,294
Kenvue Inc., 5.35%, 03/22/26	4,100	4,138,148
Procter & Gamble Co. (The)
1.00%, 04/23/26	4,102	3,943,675
2.45%, 11/03/26	3,856	3,736,253
2.70%, 02/02/26	3,560	3,503,919
4.10%, 01/26/26(a)	2,606	2,601,758
Unilever Capital Corp., 2.00%, 07/28/26(a)	4,316	4,169,608
		25,738,647
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	6,108	5,933,684
2.45%, 10/29/26	19,269	18,498,498
4.45%, 04/03/26	2,828	2,816,100
Air Lease Corp.
1.88%, 08/15/26	6,460	6,178,347
2.88%, 01/15/26(a)	7,286	7,163,456
3.75%, 06/01/26	3,883	3,829,028
5.30%, 06/25/26	3,150	3,169,170
Aircastle Ltd., 4.25%, 06/15/26	3,835	3,798,110
American Express Co.
1.65%, 11/04/26(a)	6,445	6,129,299
3.13%, 05/20/26	4,626	4,542,656
4.90%, 02/13/26(a)	6,190	6,216,301
Ameriprise Financial Inc., 2.88%, 09/15/26	2,955	2,879,189
Brookfield Finance Inc., 4.25%, 06/02/26	2,743	2,727,268
Capital One Financial Corp., 3.75%, 07/28/26	8,330	8,189,932
Charles Schwab Corp. (The)
0.90%, 03/11/26	6,384	6,133,039
1.15%, 05/13/26	5,113	4,895,659
3.45%, 02/13/26	1,775	1,755,658
5.88%, 08/24/26(a)	5,114	5,207,345
Discover Financial Services, 4.50%, 01/30/26	3,386	3,379,133
Invesco Finance PLC, 3.75%, 01/15/26	3,070	3,046,038
Legg Mason Inc., 4.75%, 03/15/26(a)	2,653	2,654,677
Mastercard Inc., 2.95%, 11/21/26	4,890	4,770,520
Nasdaq Inc., 3.85%, 06/30/26	2,957	2,925,940
Nomura Holdings Inc.
1.65%, 07/14/26(a)	6,291	6,004,834
5.71%, 01/09/26(a)	3,300	3,322,840
Synchrony Financial, 3.70%, 08/04/26	3,021	2,960,540
Voya Financial Inc., 3.65%, 06/15/26	2,640	2,600,321

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Western Union Co. (The), 1.35%, 03/15/26(a)	$2,840	$2,728,906
		134,456,488
Electric — 5.5%
AEP Transmission Co. LLC, 3.10%, 12/01/26	2,120	2,063,131
AES Corp. (The), 1.38%, 01/15/26	4,615	4,465,537
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(b)	4,540	4,563,355
Ameren Corp.
3.65%, 02/15/26	2,126	2,102,365
5.70%, 12/01/26	3,534	3,590,216
Baltimore Gas & Electric Co., 2.40%, 08/15/26	1,831	1,774,514
Black Hills Corp., 3.95%, 01/15/26(a)	1,835	1,822,808
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26	1,771	1,711,905
CenterPoint Energy Inc.
1.45%, 06/01/26	2,560	2,452,282
5.25%, 08/10/26(a)	1,760	1,773,345
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	1,566	1,536,732
CMS Energy Corp., 3.00%, 05/15/26(a)	1,141	1,116,678
Commonwealth Edison Co., 2.55%, 06/15/26(a)	2,580	2,513,269
Dominion Energy Inc.
Series A, 1.45%, 04/15/26	2,865	2,756,399
Series D, 2.85%, 08/15/26(a)	2,083	2,024,845
DTE Electric Co., 4.85%, 12/01/26	1,395	1,404,966
DTE Energy Co., 2.85%, 10/01/26	3,186	3,090,100
Duke Energy Carolinas LLC, 2.95%, 12/01/26(a)	3,509	3,415,659
Duke Energy Corp., 2.65%, 09/01/26	7,911	7,674,900
Emera U.S. Finance LP, 3.55%, 06/15/26	4,456	4,374,233
Enel Americas SA, 4.00%, 10/25/26(a)	2,763	2,725,200
Entergy Arkansas LLC, 3.50%, 04/01/26	3,163	3,127,754
Entergy Corp., 2.95%, 09/01/26	3,713	3,610,653
Entergy Louisiana LLC, 2.40%, 10/01/26	2,235	2,156,608
Evergy Kansas Central Inc., 2.55%, 07/01/26	979	951,995
Eversource Energy
4.75%, 05/15/26	2,550	2,548,114
Series U, 1.40%, 08/15/26(a)	1,600	1,520,212
Exelon Corp., 3.40%, 04/15/26	4,357	4,292,637
FirstEnergy Corp., Series A, 1.60%, 01/15/26(a)	1,580	1,533,551
Florida Power & Light Co., 4.45%, 05/15/26(a)	3,210	3,213,279
Fortis Inc./Canada, 3.06%, 10/04/26	6,084	5,909,500
Georgia Power Co., 3.25%, 04/01/26	1,882	1,853,408
ITC Holdings Corp., 3.25%, 06/30/26	2,015	1,974,440
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,076	2,929,243
4.45%, 03/13/26	3,270	3,266,091
5.60%, 11/13/26(a)	2,000	2,034,032
NextEra Energy Capital Holdings Inc., 4.95%, 01/29/26(a)	5,745	5,765,804
Pacific Gas and Electric Co.
2.95%, 03/01/26	3,156	3,080,045
3.15%, 01/01/26	10,471	10,276,691
PPL Capital Funding Inc., 3.10%, 05/15/26	3,298	3,229,303
Public Service Electric & Gas Co.
0.95%, 03/15/26(a)	3,010	2,895,001
2.25%, 09/15/26	2,353	2,271,882
San Diego Gas & Electric Co., 2.50%, 05/15/26	2,995	2,914,566
Sempra, 5.40%, 08/01/26	3,075	3,092,333
Sierra Pacific Power Co., 2.60%, 05/01/26(a)	2,271	2,214,914
Southern California Edison Co.
4.40%, 09/06/26	1,355	1,339,865
4.90%, 06/01/26	2,195	2,186,525
Security	Par (000)	Value
Electric (continued)
5.35%, 03/01/26(a)	$2,800	$2,805,742
Series 2020-C, 1.20%, 02/01/26(a)	1,856	1,784,389
Southern Co. (The), 3.25%, 07/01/26	9,170	8,999,547
Southern Power Co., 0.90%, 01/15/26(a)	2,251	2,172,128
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	1,972	1,905,439
Series N, 1.65%, 03/15/26	2,965	2,864,265
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26	4,410	4,355,351
Series B, 2.95%, 11/15/26	2,325	2,259,341
WEC Energy Group Inc.
4.75%, 01/09/26(a)	5,615	5,622,590
5.60%, 09/12/26	1,414	1,432,109
Xcel Energy Inc., 3.35%, 12/01/26	2,520	2,454,519
		175,796,305
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26	3,883	3,659,506
Electronics — 1.2%
Amphenol Corp., 4.75%, 03/30/26	1,870	1,871,350
Avnet Inc., 4.63%, 04/15/26	2,618	2,607,114
Flex Ltd., 3.75%, 02/01/26	3,405	3,365,170
Fortive Corp., 3.15%, 06/15/26	4,882	4,781,473
Honeywell International Inc., 2.50%, 11/01/26	8,405	8,133,961
Hubbell Inc., 3.35%, 03/01/26	2,678	2,639,599
Jabil Inc., 1.70%, 04/15/26	2,749	2,647,426
TD SYNNEX Corp., 1.75%, 08/09/26	3,420	3,262,713
Tyco Electronics Group SA
3.70%, 02/15/26(a)	2,600	2,576,751
4.50%, 02/13/26(a)	3,250	3,250,166
Vontier Corp., 1.80%, 04/01/26	3,138	3,018,878
		38,154,601
Entertainment — 0.2%
Warnermedia Holdings Inc., 6.41%, 03/15/26	5,421	5,420,955
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26	2,879	2,817,839
Veralto Corp., 5.50%, 09/18/26	3,920	3,966,084
		6,783,923
Food — 1.5%
Conagra Brands Inc., 5.30%, 10/01/26	2,875	2,898,492
Flowers Foods Inc., 3.50%, 10/01/26	1,745	1,706,367
Hershey Co. (The), 2.30%, 08/15/26	2,881	2,792,451
Ingredion Inc., 3.20%, 10/01/26	2,418	2,356,480
Kellanova, 3.25%, 04/01/26	5,030	4,953,549
Kraft Heinz Foods Co., 3.00%, 06/01/26(a)	10,185	9,963,732
Kroger Co. (The)
2.65%, 10/15/26(a)	4,450	4,303,254
3.50%, 02/01/26(a)	2,920	2,887,219
McCormick & Co. Inc./MD, 0.90%, 02/15/26	3,150	3,032,683
Sysco Corp., 3.30%, 07/15/26	5,731	5,619,539
The Campbell's Co., 5.30%, 03/20/26	2,075	2,088,746
Tyson Foods Inc., 4.00%, 03/01/26	4,008	3,979,289
		46,581,801
Gas — 0.3%
National Fuel Gas Co.
5.50%, 01/15/26(a)	2,942	2,956,549
5.50%, 10/01/26	1,510	1,522,645
Southern California Gas Co., Series TT, 2.60%, 06/15/26	2,775	2,700,475

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southern Co. Gas Capital Corp., 3.25%, 06/15/26(a)	$1,815	$1,779,652
Spire Inc., 5.30%, 03/01/26	1,175	1,182,369
		10,141,690
Hand & Machine Tools — 0.3%
Regal Rexnord Corp., 6.05%, 02/15/26	6,325	6,381,414
Stanley Black & Decker Inc.
3.40%, 03/01/26	3,378	3,332,956
6.27%, 03/06/26(a)	150	150,024
		9,864,394
Health Care - Products — 1.0%
Abbott Laboratories, 3.75%, 11/30/26(a)	10,155	10,054,037
Agilent Technologies Inc., 3.05%, 09/22/26	1,539	1,498,719
Baxter International Inc., 2.60%, 08/15/26	3,620	3,506,326
Stryker Corp., 3.50%, 03/15/26	5,625	5,560,101
Thermo Fisher Scientific Inc.
4.95%, 08/10/26(a)	3,380	3,408,407
5.00%, 12/05/26	5,565	5,615,567
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26(a)	3,406	3,357,720
		33,000,877
Health Care - Services — 2.0%
Cigna Group (The)
1.25%, 03/15/26	3,122	3,006,648
4.50%, 02/25/26	5,230	5,222,601
5.69%, 03/15/26	1,240	1,239,854
Elevance Health Inc.
1.50%, 03/15/26	4,573	4,418,483
4.50%, 10/30/26	2,150	2,145,722
4.90%, 02/08/26	2,400	2,399,583
HCA Inc.
5.25%, 06/15/26	7,434	7,456,486
5.38%, 09/01/26	5,290	5,313,965
5.88%, 02/15/26	7,155	7,188,687
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	3,010	2,890,023
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	1,240	1,200,519
Quest Diagnostics Inc., 3.45%, 06/01/26	3,023	2,976,764
UnitedHealth Group Inc.
1.15%, 05/15/26	4,832	4,632,141
1.25%, 01/15/26	2,812	2,730,584
3.10%, 03/15/26	5,030	4,957,961
4.75%, 07/15/26(a)	2,195	2,205,049
Universal Health Services Inc., 1.65%, 09/01/26	3,535	3,358,634
UPMC, Series 2021, 1.80%, 04/15/26(a)	215	206,530
		63,550,234
Holding Companies - Diversified — 1.8%
Ares Capital Corp.
2.15%, 07/15/26	5,475	5,254,093
3.88%, 01/15/26	6,208	6,146,194
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,550	1,477,380
2.95%, 03/10/26(a)	1,797	1,749,748
Barings BDC Inc., 3.30%, 11/23/26	1,725	1,659,508
Blackstone Private Credit Fund, 2.63%, 12/15/26	5,277	5,027,052
Blackstone Secured Lending Fund
2.75%, 09/16/26	3,815	3,669,075
3.63%, 01/15/26	4,470	4,410,955
Blue Owl Capital Corp.
3.40%, 07/15/26	4,748	4,615,743
Security	Par (000)	Value
Holding Companies - Diversified (continued)
4.25%, 01/15/26(a)	$2,525	$2,506,864
Blue Owl Capital Corp. II, 8.45%, 11/15/26	2,060	2,156,013
Blue Owl Credit Income Corp., 3.13%, 09/23/26	2,125	2,047,116
FS KKR Capital Corp., 3.40%, 01/15/26	4,816	4,741,795
Goldman Sachs BDC Inc., 2.88%, 01/15/26	2,976	2,920,240
Golub Capital BDC Inc., 2.50%, 08/24/26	3,447	3,301,616
Main Street Capital Corp., 3.00%, 07/14/26	2,920	2,819,262
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26	1,811	1,742,576
		56,245,230
Home Builders — 0.2%
DR Horton Inc., 1.30%, 10/15/26	3,707	3,503,767
Lennar Corp., 5.25%, 06/01/26	2,126	2,134,288
		5,638,055
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,725	1,695,037
Insurance — 2.0%
Aflac Inc.
1.13%, 03/15/26	3,120	3,002,745
2.88%, 10/15/26	1,552	1,507,618
Allstate Corp. (The), 3.28%, 12/15/26	2,583	2,520,565
Arch Capital Finance LLC, 4.01%, 12/15/26	2,760	2,727,233
Berkshire Hathaway Inc., 3.13%, 03/15/26	12,276	12,114,181
Chubb INA Holdings LLC, 3.35%, 05/03/26(a)	8,210	8,094,984
CNA Financial Corp., 4.50%, 03/01/26	3,328	3,317,762
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26	2,224	2,212,936
Lincoln National Corp., 3.63%, 12/12/26(a)	1,305	1,280,604
Loews Corp., 3.75%, 04/01/26	3,521	3,486,871
Manulife Financial Corp., 4.15%, 03/04/26	5,730	5,703,423
Marsh & McLennan Companies Inc., 3.75%, 03/14/26	3,688	3,657,208
Munich Re America Corp., Series B, 7.45%, 12/15/26	260	272,964
Old Republic International Corp., 3.88%, 08/26/26	3,142	3,097,936
Principal Financial Group Inc., 3.10%, 11/15/26(a)	1,972	1,918,454
Prudential Financial Inc., 1.50%, 03/10/26(a)	3,363	3,257,952
Reinsurance Group of America Inc., 3.95%, 09/15/26(a)	2,125	2,098,635
Trinity Acquisition PLC, 4.40%, 03/15/26	3,084	3,069,600
		63,341,671
Internet — 1.5%
Alphabet Inc., 2.00%, 08/15/26	10,674	10,311,428
Amazon.com Inc., 1.00%, 05/12/26	14,090	13,530,790
Baidu Inc., 1.72%, 04/09/26(a)	2,285	2,204,995
Booking Holdings Inc., 3.60%, 06/01/26	6,875	6,794,809
eBay Inc., 1.40%, 05/10/26(a)	4,393	4,218,967
Expedia Group Inc., 5.00%, 02/15/26(a)	3,925	3,932,805
JD.com Inc., 3.88%, 04/29/26(a)	2,051	2,026,092
Netflix Inc., 4.38%, 11/15/26(a)	6,335	6,325,806
		49,345,692
Iron & Steel — 0.1%
ArcelorMittal SA, 4.55%, 03/11/26	2,305	2,295,259
Steel Dynamics Inc., 5.00%, 12/15/26(a)	2,268	2,269,524
		4,564,783
Lodging — 0.6%
Hyatt Hotels Corp., 4.85%, 03/15/26(a)	2,422	2,423,681
Las Vegas Sands Corp., 3.50%, 08/18/26	5,140	5,015,628

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Marriott International Inc./MD
5.45%, 09/15/26	$2,345	$2,371,988
Series R, 3.13%, 06/15/26	4,771	4,673,196
Sands China Ltd., 3.80%, 01/08/26	3,595	3,545,884
		18,030,377
Machinery — 2.1%
Caterpillar Financial Services Corp.
0.90%, 03/02/26	3,973	3,826,923
1.15%, 09/14/26(a)	1,907	1,810,796
2.40%, 08/09/26	1,665	1,615,422
4.35%, 05/15/26	6,455	6,455,076
4.45%, 10/16/26	3,415	3,417,002
4.80%, 01/06/26(a)	3,010	3,023,194
5.05%, 02/27/26	3,825	3,851,911
CNH Industrial Capital LLC
1.45%, 07/15/26	3,235	3,085,865
1.88%, 01/15/26(a)	3,030	2,951,397
John Deere Capital Corp.
0.70%, 01/15/26	4,298	4,155,012
1.05%, 06/17/26	2,322	2,219,165
1.30%, 10/13/26	2,510	2,384,340
2.25%, 09/14/26	1,911	1,845,448
2.65%, 06/10/26(a)	1,999	1,955,262
4.75%, 06/08/26	3,160	3,174,542
4.80%, 01/09/26(a)	5,525	5,548,675
4.95%, 03/06/26(a)	2,275	2,288,036
5.05%, 03/03/26	2,640	2,658,111
5.15%, 09/08/26	2,805	2,837,078
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26	4,174	4,078,097
Xylem Inc./New York, 3.25%, 11/01/26(a)	2,835	2,768,019
		65,949,371
Manufacturing — 0.4%
3M Co., 2.25%, 09/19/26	3,456	3,330,312
Illinois Tool Works Inc., 2.65%, 11/15/26(a)	5,664	5,510,831
Teledyne Technologies Inc., 1.60%, 04/01/26	2,228	2,149,683
Textron Inc., 4.00%, 03/15/26	1,930	1,913,132
		12,903,958
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	6,180	6,300,642
Comcast Corp., 3.15%, 03/01/26	12,370	12,196,924
Discovery Communications LLC, 4.90%, 03/11/26	4,462	4,455,522
Paramount Global, 4.00%, 01/15/26(a)	65	64,399
TCI Communications Inc., 7.88%, 02/15/26(a)	2,734	2,825,308
Thomson Reuters Corp., 3.35%, 05/15/26	3,225	3,173,335
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	4,941	4,751,724
3.00%, 02/13/26	5,091	5,020,141
Walt Disney Co. (The)
1.75%, 01/13/26(a)	7,232	7,055,988
3.38%, 11/15/26	2,054	2,016,087
		47,860,070
Mining — 0.5%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	5,265	5,283,493
5.25%, 09/08/26	4,425	4,473,521
6.42%, 03/01/26(a)	1,570	1,600,544
Security	Par (000)	Value
Mining (continued)
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 03/15/26	$4,080	$4,120,165
		15,477,723
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	5,095	4,900,119
Oil & Gas — 2.7%
BP Capital Markets America Inc.
3.12%, 05/04/26	5,685	5,591,019
3.41%, 02/11/26	5,740	5,680,218
Chevron Corp., 2.95%, 05/16/26	11,818	11,616,880
Diamondback Energy Inc., 3.25%, 12/01/26	4,058	3,954,750
EOG Resources Inc., 4.15%, 01/15/26	5,010	4,996,401
Exxon Mobil Corp.
2.28%, 08/16/26	5,265	5,101,231
3.04%, 03/01/26	13,170	12,983,865
Marathon Petroleum Corp., 5.13%, 12/15/26	3,695	3,716,483
Occidental Petroleum Corp., 5.55%, 03/15/26	4,735	4,758,290
Ovintiv Inc., 5.38%, 01/01/26	2,705	2,714,545
Phillips 66, 1.30%, 02/15/26	2,856	2,760,673
Phillips 66 Co., 3.55%, 10/01/26	2,518	2,474,889
Pioneer Natural Resources Co.
1.13%, 01/15/26	1,074	1,041,606
5.10%, 03/29/26	2,845	2,864,959
Shell International Finance BV
2.50%, 09/12/26(a)	5,633	5,465,352
2.88%, 05/10/26	9,684	9,500,637
Valero Energy Corp., 3.40%, 09/15/26	2,160	2,116,053
		87,337,851
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26	3,628	3,466,543
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26(a)	3,350	3,299,789
Berry Global Inc., 1.57%, 01/15/26	8,079	7,828,603
Sonoco Products Co., 4.45%, 09/01/26(a)	2,530	2,514,181
		13,642,573
Pharmaceuticals — 4.6%
AbbVie Inc.
2.95%, 11/21/26	19,639	19,121,065
3.20%, 05/14/26(a)	10,108	9,951,283
Astrazeneca Finance LLC, 1.20%, 05/28/26	7,175	6,884,564
AstraZeneca PLC, 0.70%, 04/08/26	6,702	6,421,927
Bristol-Myers Squibb Co.
3.20%, 06/15/26	9,273	9,126,113
4.95%, 02/20/26	5,545	5,573,744
Cardinal Health Inc., 4.70%, 11/15/26	2,730	2,726,906
CVS Health Corp.
2.88%, 06/01/26	9,258	9,016,150
3.00%, 08/15/26	4,009	3,902,491
5.00%, 02/20/26	7,963	7,977,545
Johnson & Johnson, 2.45%, 03/01/26	10,288	10,089,912
McKesson Corp., 1.30%, 08/15/26(a)	3,350	3,189,484
Merck & Co. Inc., 0.75%, 02/24/26	6,320	6,085,479
Pfizer Inc.
2.75%, 06/03/26(a)	5,636	5,515,072
3.00%, 12/15/26	8,829	8,606,292
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	15,453	15,451,204

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	$7,898	$7,735,244
Utah Acquisition Sub Inc., 3.95%, 06/15/26(a)	9,236	9,104,821
		146,479,296
Pipelines — 2.9%
Boardwalk Pipelines LP, 5.95%, 06/01/26	3,109	3,146,839
Enbridge Inc.
1.60%, 10/04/26	2,325	2,207,996
4.25%, 12/01/26	3,738	3,706,967
5.90%, 11/15/26	3,860	3,933,708
Energy Transfer LP
3.90%, 07/15/26	2,893	2,858,420
4.75%, 01/15/26	5,456	5,458,658
6.05%, 12/01/26	5,415	5,531,972
EnLink Midstream Partners LP, 4.85%, 07/15/26	2,415	2,409,433
Enterprise Products Operating LLC
3.70%, 02/15/26(a)	4,760	4,724,001
5.05%, 01/10/26(a)	4,265	4,287,301
Kinder Morgan Inc., 1.75%, 11/15/26	2,633	2,502,147
MPLX LP, 1.75%, 03/01/26	7,570	7,331,505
ONEOK Inc.
5.00%, 03/01/26(a)	3,124	3,130,783
5.55%, 11/01/26	3,895	3,940,913
5.85%, 01/15/26(a)	2,836	2,863,906
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	4,036	4,015,305
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	8,212	8,290,433
Spectra Energy Partners LP, 3.38%, 10/15/26	2,618	2,559,310
TransCanada PipeLines Ltd., 4.88%, 01/15/26	4,651	4,659,321
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	5,940	6,072,280
Western Midstream Operating LP, 4.65%, 07/01/26	2,520	2,512,011
Williams Companies Inc. (The), 5.40%, 03/02/26	5,280	5,314,605
		91,457,814
Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26(a)	3,874	3,876,831
Real Estate Investment Trusts — 4.6%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26	1,950	1,927,858
4.30%, 01/15/26(a)	1,725	1,719,535
American Tower Corp.
1.45%, 09/15/26(a)	3,060	2,904,109
1.60%, 04/15/26	3,705	3,569,132
3.38%, 10/15/26	5,237	5,123,752
4.40%, 02/15/26	2,777	2,764,869
AvalonBay Communities Inc.
2.90%, 10/15/26	1,286	1,249,031
2.95%, 05/11/26	2,980	2,915,743
Boston Properties LP
2.75%, 10/01/26	5,264	5,080,193
3.65%, 02/01/26	5,268	5,198,569
Brixmor Operating Partnership LP, 4.13%, 06/15/26	3,455	3,424,218
Camden Property Trust, 5.85%, 11/03/26(a)	2,255	2,301,101
COPT Defense Properties LP, 2.25%, 03/15/26(a)	2,083	2,022,002
Crown Castle Inc.
1.05%, 07/15/26	5,163	4,894,579
3.70%, 06/15/26	3,922	3,866,526
4.45%, 02/15/26	4,683	4,671,751
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CubeSmart LP, 3.13%, 09/01/26	$1,439	$1,402,021
EPR Properties, 4.75%, 12/15/26	1,718	1,703,773
Equinix Inc.
1.45%, 05/15/26	3,944	3,785,967
2.90%, 11/18/26	3,480	3,367,018
ERP Operating LP, 2.85%, 11/01/26	2,833	2,749,924
Essex Portfolio LP, 3.38%, 04/15/26	2,302	2,265,452
Extra Space Storage LP, 3.50%, 07/01/26	3,147	3,096,434
Federal Realty OP LP, 1.25%, 02/15/26	2,546	2,458,408
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26	5,570	5,580,088
Healthcare Realty Holdings LP, 3.50%, 08/01/26	3,137	3,071,556
Healthpeak OP LLC, 3.25%, 07/15/26	3,925	3,843,376
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26	2,560	2,547,615
Kimco Realty OP LLC, 2.80%, 10/01/26	2,745	2,664,404
Kite Realty Group LP, 4.00%, 10/01/26(a)	1,435	1,417,659
Mid-America Apartments LP, 1.10%, 09/15/26	1,830	1,729,276
NNN REIT Inc., 3.60%, 12/15/26(a)	1,585	1,557,509
Omega Healthcare Investors Inc., 5.25%, 01/15/26(a)	3,386	3,392,790
Prologis LP
3.25%, 06/30/26	2,108	2,071,776
3.25%, 10/01/26	2,090	2,045,581
Public Storage Operating Co.
0.88%, 02/15/26(a)	2,688	2,589,705
1.50%, 11/09/26	3,450	3,274,176
Realty Income Corp.
0.75%, 03/15/26	1,721	1,648,428
4.13%, 10/15/26	2,878	2,853,548
4.88%, 06/01/26	3,429	3,436,526
5.05%, 01/13/26(a)	680	679,950
Sabra Health Care LP, 5.13%, 08/15/26	2,960	2,962,391
Simon Property Group LP
3.25%, 11/30/26	4,045	3,950,038
3.30%, 01/15/26	4,472	4,421,102
Tanger Properties LP, 3.13%, 09/01/26	1,719	1,670,165
UDR Inc., 2.95%, 09/01/26(a)	1,630	1,583,400
Ventas Realty LP
3.25%, 10/15/26(a)	2,111	2,058,215
4.13%, 01/15/26	2,603	2,585,061
Welltower OP LLC, 4.25%, 04/01/26(a)	3,976	3,960,831
Weyerhaeuser Co., 4.75%, 05/15/26	4,080	4,080,890
WP Carey Inc., 4.25%, 10/01/26(a)	2,153	2,134,228
		148,272,249
Retail — 2.8%
AutoZone Inc.
3.13%, 04/21/26(a)	2,160	2,119,936
5.05%, 07/15/26	3,047	3,064,353
Home Depot Inc. (The)
2.13%, 09/15/26	4,903	4,730,192
3.00%, 04/01/26(a)	6,247	6,150,089
4.95%, 09/30/26	3,645	3,674,224
5.15%, 06/25/26	7,405	7,478,813
Lowe's Companies Inc.
2.50%, 04/15/26	7,651	7,469,247
4.80%, 04/01/26(a)	5,865	5,878,106
McDonald's Corp., 3.70%, 01/30/26	10,136	10,062,212
O'Reilly Automotive Inc.
3.55%, 03/15/26(a)	2,432	2,404,323
5.75%, 11/20/26	4,435	4,511,690

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Ross Stores Inc., 0.88%, 04/15/26	$3,552	$3,394,777
Starbucks Corp.
2.45%, 06/15/26	2,699	2,623,530
4.75%, 02/15/26	5,695	5,709,494
Target Corp., 2.50%, 04/15/26	6,009	5,875,711
TJX Companies Inc. (The), 2.25%, 09/15/26	6,860	6,629,507
Walmart Inc.
3.05%, 07/08/26(a)	4,130	4,058,406
4.00%, 04/15/26(a)	4,175	4,160,556
		89,995,166
Semiconductors — 1.8%
Analog Devices Inc., 3.50%, 12/05/26	4,803	4,721,485
Broadcom Inc., 3.46%, 09/15/26	4,606	4,522,597
Intel Corp.
2.60%, 05/19/26	5,376	5,226,911
4.88%, 02/10/26	8,244	8,254,780
Lam Research Corp., 3.75%, 03/15/26	5,045	5,006,826
Marvell Technology Inc., 1.65%, 04/15/26	2,350	2,262,111
Micron Technology Inc., 4.98%, 02/06/26	2,680	2,687,284
NVIDIA Corp., 3.20%, 09/16/26	6,310	6,196,421
NXP BV/NXP Funding LLC, 5.35%, 03/01/26	2,635	2,648,078
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26	4,274	4,225,315
Skyworks Solutions Inc., 1.80%, 06/01/26	3,153	3,019,394
Texas Instruments Inc., 1.13%, 09/15/26	2,814	2,672,804
TSMC Arizona Corp., 1.75%, 10/25/26	6,715	6,389,171
		57,833,177
Software — 3.0%
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	2,797	2,742,113
Concentrix Corp., 6.65%, 08/02/26	4,575	4,672,055
Electronic Arts Inc., 4.80%, 03/01/26	1,895	1,897,676
Fidelity National Information Services Inc., 1.15%, 03/01/26	6,756	6,507,903
Fiserv Inc., 3.20%, 07/01/26	10,120	9,913,322
Intuit Inc., 5.25%, 09/15/26	4,415	4,463,043
Microsoft Corp.
2.40%, 08/08/26	19,147	18,606,706
3.40%, 09/15/26	3,732	3,680,308
Oracle Corp.
1.65%, 03/25/26	13,918	13,450,639
2.65%, 07/15/26	15,516	15,074,627
Roper Technologies Inc., 3.80%, 12/15/26	4,210	4,141,782
Take-Two Interactive Software Inc., 5.00%, 03/28/26	3,215	3,227,253
VMware LLC, 1.40%, 08/15/26	8,580	8,157,251
		96,534,678
Telecommunications — 2.3%
AT&T Inc.
1.70%, 03/25/26	15,135	14,640,705
2.95%, 07/15/26(a)	1,661	1,621,847
3.88%, 01/15/26(a)	1,631	1,621,441
Cisco Systems Inc.
2.50%, 09/20/26(a)	7,295	7,089,905
2.95%, 02/28/26	3,796	3,742,085
4.90%, 02/26/26	4,975	5,005,829
Rogers Communications Inc., 2.90%, 11/15/26	2,481	2,399,711
Sprint LLC, 7.63%, 03/01/26	7,790	7,949,901
T-Mobile USA Inc.
1.50%, 02/15/26	5,361	5,188,759
Security	Par (000)	Value
Telecommunications (continued)
2.25%, 02/15/26	$9,040	$8,812,459
2.63%, 04/15/26	6,055	5,914,934
Verizon Communications Inc.
1.45%, 03/20/26(a)	435	420,556
2.63%, 08/15/26	8,785	8,531,856
		72,939,988
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26	4,079	3,991,496
Transportation — 1.3%
Canadian National Railway Co., 2.75%, 03/01/26(a)	2,839	2,787,970
Canadian Pacific Railway Co., 1.75%, 12/02/26(a)	5,450	5,173,866
CSX Corp., 2.60%, 11/01/26	4,016	3,890,022
FedEx Corp., 3.25%, 04/01/26	4,272	4,208,805
JB Hunt Transport Services Inc., 3.88%, 03/01/26(a)	3,996	3,964,669
Norfolk Southern Corp., 2.90%, 06/15/26	3,515	3,440,705
Ryder System Inc.
1.75%, 09/01/26	1,600	1,526,827
2.90%, 12/01/26	1,968	1,902,041
Union Pacific Corp.
2.75%, 03/01/26(a)	3,385	3,327,946
4.75%, 02/21/26(a)	3,095	3,104,485
United Parcel Service Inc., 2.40%, 11/15/26	2,507	2,421,881
Walmart Inc., 1.05%, 09/17/26	6,563	6,238,183
		41,987,400
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26	2,188	2,134,233
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26(a)	1,471	1,405,546
Total Long-Term Investments — 98.4% (Cost: $3,154,122,085)		3,144,037,581
	Shares
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	146,652,299	146,725,625
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	24,780,000	24,780,000
Total Short-Term Securities — 5.4% (Cost: $171,469,721)		171,505,625
Total Investments — 103.8% (Cost: $3,325,591,806)		3,315,543,206
Liabilities in Excess of Other Assets — (3.8)%		(121,980,641)
Net Assets — 100.0%		$3,193,562,565

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$118,870,258	$27,874,143 (a)	$—	$3,224	$(22,000)	$146,725,625	146,652,299	$75,580 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,210,000	—	(5,430,000)(a)	—	—	24,780,000	24,780,000	269,782	—
				$3,224	$(22,000)	$171,505,625		$345,362	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,144,037,581	$—	$3,144,037,581
Short-Term Securities
Money Market Funds	171,505,625	—	—	171,505,625
	$171,505,625	$3,144,037,581	$—	$3,315,543,206

Portfolio Abbreviation
REIT	Real Estate Investment Trust